CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Net income	$ 809	$ 757	$ 1,756	$ 401
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities available for sale, net of tax (benefit) of $0, $0, $0 and $(45) for the six months ended December 31, 2011 and 2010 and the years ended June 30, 2011 and 2010, respectively	0	(1)	(1)	(87)
Comprehensive income	$ 809	$ 756	$ 1,755	$ 314